8. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Proceeds from sale of stock	$ 176,052	$ 147,000	$ 219,990
Notes payable to related parties	6,963	7,718
Interest expense, related parties	282	264	0
Proceeds from related parties		13,835
Consulting Fees	6,172	128,630
Stock issued for services, value	83,060
Mr. Newton [Member]
Capitalized oil and gas exploration costs and an accrued liability		75,240
Stock Issued During Period, Value, Restricted Stock			75,240
Consulting Fees			16,001
Mr. Michael Ranger [Member]
Capitalized oil and gas exploration costs and an accrued liability		12,662	0
Stock issued for services, value		7,448
Private Placement [Member]
Proceeds from sale of stock	$ 176,052	$ 138,000	$ 219,990
Stock issued new, shares	1,380,260	623,167	23,110